Adam M. Schlichtmann
November 27, 2020	T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com
VIA EDGAR
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Registrant”) (Registration Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Western Asset Income Fund, Western Asset Municipal High Income Fund and Western Asset Short Duration High Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 379 to the Registrant’s Registration Statement (“Amendment No. 379”), and (b) that Amendment No. 379 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann